Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Nov. 15, 2021	Aug. 16, 2021	Mar. 17, 2021	Mar. 08, 2021	Dec. 31, 2021
Share Capital, Reserves and Other Equity Interests [Abstract]
Dividends paid, ordinary shares (in USD per share)	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Total dividend amount	$ 6,429	$ 6,426	$ 6,426	$ 6,426	$ 25,707
Regular dividends declared (in USD per share)					$ 0.25